Regulation (Tables)	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Schedule of Nature of Regulation

Nature of Regulation
		Allowed Common Equity (%)	Allowed ROE (1) (%)
Regulated Utility	Regulatory Authority		2020	2019	Significant Features
ITC (2) (3)	Federal Energy Regulatory Commission ("FERC")	60.0	10.77	10.63	Cost-based formula rates, with annual true-up mechanism (4) Incentive adders

TEP	Arizona Corporation Commission ("ACC") (5) FERC (6)	50.0	9.75	9.75	COS regulation Historical test year Formula transmission rates

		54.0	10.40	10.40
UNS Electric	ACC	52.8	9.50	9.50
UNS Gas	ACC	50.8	9.75	9.75

Central Hudson (7)	New York State Public Service Commission ("PSC")	50.0	8.80	8.80	COS regulation Future test year

FortisBC Energy	British Columbia Utilities Commission ("BCUC")	38.5	8.75	8.75	COS regulation with formula components and incentives (8)

FortisBC Electric	BCUC	40.0	9.15	9.15	Future test year

FortisAlberta	Alberta Utilities Commission ("AUC")	37.0	8.50	8.50	PBR (9)

Newfoundland Power	Newfoundland and Labrador Board of Commissioners of Public Utilities	45.0	8.50	8.50	COS regulation Future test year

Maritime Electric	Island Regulatory and Appeals Commission	40.0	9.35	9.35	COS regulation Future test year

FortisOntario (10)	Ontario Energy Board	40.0	8.52-9.30	8.78-9.30	COS regulation with incentive mechanisms

Caribbean Utilities (11)	Utility Regulation and Competition Office	N/A	6.75-8.75	7.50-9.50	COS regulation Rate-cap adjustment mechanism based on published consumer price indices

FortisTCI (12)	Government of the Turks and Caicos Islands	N/A	15.00-17.50	15.00-17.50	COS regulation Historical test year

(1)    ROA for Caribbean Utilities and FortisTCI
(2)    Includes the allowed common equity and base ROE plus incentive adders for ITCTransmission, METC, and ITC Midwest
(3)    Including incentive adders, the May 2020 FERC decision implies an all-in ROE for ITC's subsidiaries operating in the Midcontinent Independent System Operator ("MISO") region of 10.77%, up from 10.63% as set in the November 2019 decision. See "Significant Regulatory Developments" below
(4)    Annual true-up reflected in rates within a two-year period
(5)    Effective January 1, 2021, 53% allowed common equity and 9.15% ROE with 0.20% return on the fair value increment. See "COVID-19 Pandemic Impacts - Delayed and Postponed Regulatory Proceedings" below
(6)    Approved effective August 1, 2019, subject to refund following hearing and settlement procedures. As at December 31, 2020, $19 million (2019 - $5 million) has been reserved as a regulatory liability
(7)    Pursuant to a three-year settlement agreement arising from a 2017 general rate application, Central Hudson's rates reflect a capital structure of 48%, 49% and 50% common equity as of July 1, 2018, 2019 and 2020, respectively. See "COVID-19 Pandemic Impacts - Delayed and Postponed Regulatory Proceedings" below
(8)    Formula and incentives have been set through 2024. See "Significant Regulatory Developments" below
(9)    FortisAlberta is subject to PBR including mechanisms for flow-through costs and capital expenditures not otherwise recovered through customer rates. FortisAlberta's current PBR term expires as of December 31, 2022
(10)    Two of FortisOntario's utilities follow COS regulation with incentive mechanisms, while the remaining utility is subject to a 35-year franchise agreement expiring in 2033
(11)    Operates under licences from the Government of the Cayman Islands. Its exclusive transmission and distribution licence is for an initial 20-year period, expiring in April 2028, with a provision for automatic renewal. Its non-exclusive generation licence is for a 25-year term, expiring in November 2039
(12)    Operates under 50-year licences from the Government of the Turks and Caicos Islands, which expire in 2036 and 2037